Contingent Payments - Additional Information (Detail)		1 Months Ended	12 Months Ended
	May 17, 2022	Jul. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($) $ / bbl
FCCL Partnership
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in joint operation	50.00%
Sunrise Oil Sands Partnership
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration maximum payment					$ 600,000,000
Contingent consideration, quarterly payment					2,800,000
Maximum payment over remaining term					$ 194,000,000
Contingent payable			$ 314,000,000	$ 92,000,000
Sunrise Oil Sands Partnership | Bottom of range
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration, price per barrel (in dollars per share) | $ / bbl					52.00
Sunrise Oil Sands Partnership | Top of range
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration, price per barrel (in dollars per share)					53.00
Sunrise Oil Sands Partnership | Major business combination
Disclosure of contingent liabilities in business combination [line items]
Contingent payable			$ 299,000,000
Conoco Phillips Company and certain of its subsidiaries
Disclosure of contingent liabilities in business combination [line items]
Contingent payable		$ 177,000,000